Restatement of Previously Issued Financial Statements - Impact on Statement of Changes in Stockholders' Equity (Details) $ in Thousands			1 Months Ended				3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 10, 2023	Jul. 06, 2022 shares	May 31, 2023 shares	Jul. 31, 2022 USD ($) shares	Oct. 31, 2021 shares	Mar. 31, 2021 shares	Sep. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Increase (decrease) in stockholders' equity
Balance				$ 2,369			$ (12,121)	$ (9,433)	$ (5,545)	$ 2,369	$ (5,358)	$ 3,915	$ 3,915	$ (5,545)	$ 3,915	$ 3,915	$ 49,328	$ 45,745
Share-based compensation - stock options and RSUs							439	482	498	536	669	764				2,492	3,338	2,818
Issuance of common stock							70
Issuance of common stock upon exercise of options																	75	610
Warrants issued in connection with long-term debt																	1,080	3,570
Unrealized net gain on marketable securities																	(3)	3
Net loss							(799)	(3,809)	(5,389)	(5,930)	(5,168)	(10,385)		(9,995)	(21,481)	(25,412)	(71,067)	(51,853)
Balance							$ (12,411)	$ (12,121)	$ (9,433)	$ (3,025)	$ 2,369	$ (5,358)	$ 2,369	$ (12,411)	$ (3,025)	$ (5,545)	$ 3,915	$ 49,328
Reverse stock split conversion ratio	0.02															0.025	0.025
Common stock
Increase (decrease) in stockholders' equity
Balance (in shares) | shares				247,202			1,640,805	932,101	859,402	247,202	67,308	60,698	60,698	859,402	60,698	60,698	2,189,100	1,745,264
Issuance of common stock (in shares) | shares							29,842			533,333
Issuance of common stock upon exercise of options (in shares) | shares																	3,160	12,586
Vesting of RSUs (in shares) | shares							10	76			82	35				6,555	3,096
Balance (in shares) | shares							2,277,657	1,640,805	932,101	780,535	247,202	67,308	247,202	2,277,657	780,535	859,402	60,698	2,189,100
Additional Paid-in Capital.
Increase (decrease) in stockholders' equity
Balance				$ 401,212			$ 405,779	$ 404,658	$ 403,157	$ 401,212	$ 388,317	$ 387,205	$ 387,205	$ 403,157	$ 387,205	$ 387,205	$ 361,548	$ 306,115
Share-based compensation - stock options and RSUs							439	482	498	536	669	764				2,492	3,338	2,818
Issuance of common stock							70
Issuance of common stock upon exercise of options																	75	610
Warrants issued in connection with long-term debt																	1,080	3,570
Balance							406,288	405,779	404,658	401,748	401,212	388,317	401,212	406,288	401,748	403,157	387,205	361,548
Accumulated Other Comprehensive Income
Increase (decrease) in stockholders' equity
Balance																	3
Unrealized net gain on marketable securities																	(3)	3
Balance																		3
Accumulated Deficit
Increase (decrease) in stockholders' equity
Balance				$ (398,843)			(417,900)	(414,091)	(408,702)	(398,843)	(393,675)	(383,290)	(383,290)	(408,702)	(383,290)	(383,290)	(312,223)	(260,370)
Net loss							(799)	(3,809)	(5,389)	(5,930)	(5,168)	(10,385)				(25,412)	(71,067)	(51,853)
Balance							$ (418,699)	$ (417,900)	(414,091)	(404,773)	(398,843)	(393,675)	(398,843)	$ (418,699)	(404,773)	(408,702)	(383,290)	(312,223)
Public offering
Increase (decrease) in stockholders' equity
Issuance of common stock																3	$ 11,898	$ 48,435
Issuance of common stock (in shares) | shares			3,792,572	150,366
Public offering | Common stock
Increase (decrease) in stockholders' equity
Issuance of common stock																$ 3
Issuance of common stock (in shares) | shares			95,000	382,966	13,333			95,000								26,666,666	666,666	431,250
Public offering | Additional Paid-in Capital.
Increase (decrease) in stockholders' equity
Issuance of common stock																	$ 11,898	$ 48,435
At-the-market sales
Increase (decrease) in stockholders' equity
Issuance of common stock								$ 652	$ 1,003		$ 12,226	$ 348				$ 13,457	$ 9,266
At-the-market sales | Common stock
Increase (decrease) in stockholders' equity
Issuance of common stock																$ 1
Issuance of common stock (in shares) | shares						172,879		105,342	72,699		173,750	512				12,655,773	3,457
At-the-market sales | Additional Paid-in Capital.
Increase (decrease) in stockholders' equity
Issuance of common stock								$ 652	$ 1,003		$ 12,226	$ 348				$ 13,456	$ 9,266
As Previously Reported
Increase (decrease) in stockholders' equity
Balance												$ 3,915	$ 3,915		$ 3,915	$ 3,915	49,328
Share-based compensation - stock options and RSUs																	3,338
Issuance of common stock upon exercise of options																	75
Warrants issued in connection with long-term debt																	1,080
Unrealized net gain on marketable securities																	(3)
Net loss																	(71,067)
Balance																	$ 3,915	$ 49,328
As Previously Reported | Common stock
Increase (decrease) in stockholders' equity
Balance (in shares) | shares												3,034,901	3,034,901		3,034,901	3,034,901	2,189,100
Issuance of common stock upon exercise of options (in shares) | shares																	3,160
Vesting of RSUs (in shares) | shares																	3,096
Balance (in shares) | shares																	3,034,901	2,189,100
As Previously Reported | Additional Paid-in Capital.
Increase (decrease) in stockholders' equity
Balance												$ 387,205	$ 387,205		$ 387,205	$ 387,205	$ 361,548
Share-based compensation - stock options and RSUs																	3,338
Issuance of common stock upon exercise of options																	75
Warrants issued in connection with long-term debt																	1,080
Balance																	387,205	$ 361,548
As Previously Reported | Accumulated Other Comprehensive Income
Increase (decrease) in stockholders' equity
Balance																	3
Unrealized net gain on marketable securities																	(3)
Balance																		3
As Previously Reported | Accumulated Deficit
Increase (decrease) in stockholders' equity
Balance												(383,290)	(383,290)		(383,290)	(383,290)	(312,223)
Net loss																	(71,067)
Balance																	(383,290)	(312,223)
As Previously Reported | Public offering
Increase (decrease) in stockholders' equity
Issuance of common stock																	$ 11,898
Issuance of common stock (in shares) | shares		7,518,334		7,518,334
As Previously Reported | Public offering | Common stock
Increase (decrease) in stockholders' equity
Issuance of common stock (in shares) | shares		19,148,332		19,148,332	666,666												666,666
As Previously Reported | Public offering | Additional Paid-in Capital.
Increase (decrease) in stockholders' equity
Issuance of common stock																	$ 11,898
As Previously Reported | At-the-market sales
Increase (decrease) in stockholders' equity
Issuance of common stock																	$ 9,266
As Previously Reported | At-the-market sales | Common stock
Increase (decrease) in stockholders' equity
Issuance of common stock (in shares) | shares																	172,879
As Previously Reported | At-the-market sales | Additional Paid-in Capital.
Increase (decrease) in stockholders' equity
Issuance of common stock																	$ 9,266
Error Correction, Accounting for Warrants | As Previously Reported
Increase (decrease) in stockholders' equity
Balance				$ 3,419						3,419	2,743	9,271	9,271		9,271	$ 9,271	49,328
Share-based compensation - stock options and RSUs										536	669	764					3,338
Issuance of common stock											12,226
Issuance of common stock upon exercise of options																	75
Warrants issued in connection with long-term debt																	1,080
Unrealized net gain on marketable securities																	(3)
Net loss										(19,666)	(12,219)	(11,769)	(23,988)		(43,652)		(74,894)
Balance										6,260	$ 3,419	$ 2,743	$ 3,419		$ 6,260		$ 9,271	$ 49,328
Error Correction, Accounting for Warrants | As Previously Reported | Common stock
Increase (decrease) in stockholders' equity
Balance				$ 1						$ 1
Balance (in shares) | shares				12,360,157						12,360,157	3,365,422	3,034,901	3,034,901		3,034,901	3,034,901	2,189,100
Issuance of common stock											$ 1
Issuance of common stock (in shares) | shares											8,687,502
Issuance of common stock upon exercise of options (in shares) | shares																	3,160
Vesting of RSUs (in shares) | shares											4,118	1,773					3,096
Balance										$ 4	$ 1		$ 1		$ 4
Balance (in shares) | shares										39,026,823	12,360,157	3,365,422	12,360,157		39,026,823		3,034,901	2,189,100
Error Correction, Accounting for Warrants | As Previously Reported | Additional Paid-in Capital.
Increase (decrease) in stockholders' equity
Balance				$ 414,523						$ 414,523	$ 400,742	$ 396,388	$ 396,388		$ 396,388	$ 396,388	$ 361,548
Share-based compensation - stock options and RSUs										536	669	764					3,338
Issuance of common stock											12,225
Issuance of common stock upon exercise of options																	75
Warrants issued in connection with long-term debt																	1,080
Balance										437,027	414,523	400,742	414,523		437,027		396,388	$ 361,548
Error Correction, Accounting for Warrants | As Previously Reported | Accumulated Other Comprehensive Income
Increase (decrease) in stockholders' equity
Balance																	3
Unrealized net gain on marketable securities																	(3)
Balance																		3
Error Correction, Accounting for Warrants | As Previously Reported | Accumulated Deficit
Increase (decrease) in stockholders' equity
Balance				(411,105)						(411,105)	(398,886)	(387,117)	(387,117)		(387,117)	(387,117)	(312,223)
Net loss										(19,666)	(12,219)	(11,769)					(74,894)
Balance										(430,771)	(411,105)	(398,886)	(411,105)		(430,771)		(387,117)	$ (312,223)
Error Correction, Accounting for Warrants | As Previously Reported | Public offering
Increase (decrease) in stockholders' equity
Issuance of common stock																	$ 21,081
Error Correction, Accounting for Warrants | As Previously Reported | Public offering | Common stock
Increase (decrease) in stockholders' equity
Issuance of common stock (in shares) | shares																	666,666
Error Correction, Accounting for Warrants | As Previously Reported | Public offering | Additional Paid-in Capital.
Increase (decrease) in stockholders' equity
Issuance of common stock																	$ 21,081
Error Correction, Accounting for Warrants | As Previously Reported | At-the-market sales
Increase (decrease) in stockholders' equity
Issuance of common stock										21,971		$ 348					$ 9,266
Error Correction, Accounting for Warrants | As Previously Reported | At-the-market sales | Common stock
Increase (decrease) in stockholders' equity
Issuance of common stock										$ 3
Issuance of common stock (in shares) | shares										26,666,666		25,623					172,879
Error Correction, Accounting for Warrants | As Previously Reported | At-the-market sales | Additional Paid-in Capital.
Increase (decrease) in stockholders' equity
Issuance of common stock										$ 21,968		$ 348					$ 9,266
Error Correction, Accounting for Warrants | Error Correction, Adjustment
Increase (decrease) in stockholders' equity
Balance				(1,050)						(1,050)	(8,101)	$ (5,356)	$ (5,356)		$ (5,356)	$ (5,356)
Balance (in shares) | shares												(5,356,000)	(5,356,000)		(5,356,000)	(5,356,000)
Net loss										13,736	7,051	$ 1,384	$ 8,435		$ 22,171		3,827
Balance										(9,285)	(1,050)	(8,101)	(1,050)		(9,285)		$ (5,356)
Balance (in shares) | shares																	(5,356,000)
Error Correction, Accounting for Warrants | Error Correction, Adjustment | Additional Paid-in Capital.
Increase (decrease) in stockholders' equity
Balance				(13,312)						(13,312)	(12,425)	$ (9,183)	$ (9,183)		$ (9,183)	$ (9,183)
Balance (in shares) | shares												(9,183,000)	(9,183,000)		(9,183,000)	(9,183,000)
Balance										(35,283)	(13,312)	$ (12,425)	$ (13,312)		$ (35,283)		$ (9,183)
Balance (in shares) | shares																	(9,183,000)
Error Correction, Accounting for Warrants | Error Correction, Adjustment | Accumulated Deficit
Increase (decrease) in stockholders' equity
Balance				$ 12,262						12,262	5,211	$ 3,827	$ 3,827		$ 3,827	$ 3,827
Balance (in shares) | shares												3,827,000	3,827,000		3,827,000	3,827,000
Net loss										13,736	7,051	$ 1,384					$ 3,827
Balance										25,998	$ 12,262	$ 5,211	$ 12,262		$ 25,998		$ 3,827
Balance (in shares) | shares																	3,827,000
Error Correction, Accounting for Warrants | Error Correction, Adjustment | Public offering
Increase (decrease) in stockholders' equity
Issuance of common stock																	$ (9,183)
Error Correction, Accounting for Warrants | Error Correction, Adjustment | Public offering | Additional Paid-in Capital.
Increase (decrease) in stockholders' equity
Issuance of common stock																	$ (9,183)
Error Correction, Accounting for Warrants | Error Correction, Adjustment | At-the-market sales
Increase (decrease) in stockholders' equity
Issuance of common stock										(21,971)
Error Correction, Accounting for Warrants | Error Correction, Adjustment | At-the-market sales | Additional Paid-in Capital.
Increase (decrease) in stockholders' equity
Issuance of common stock										$ (21,971)